Segment Reporting and Geographic Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue		$ 860,652	$ 822,215	$ 807,679
Equity in earnings of investees		(7,874)	1,783	(164)
Operating income (loss)		7,999	19,344	26,297
Depreciation and amortization		(11,839)	(9,308)	(7,948)
Net financial income and expenses		(15,374)	(9,533)	(13,317)
Income tax (expense) / income		(8,613)	(8,992)	(6,962)
Expenditure for additions to long lived assets		21,977	16,020	32,252
Segment assets		536,590	546,584
Investment in investees		5,126	15,373	12,780
Segment liabilities		(394,998)	(373,064)
Operating Segments [Member]
Revenue		905,353	861,452	841,094
Equity in earnings of investees		(7,874)	1,783	(164)
Operating income (loss)		27,138	40,124	46,217
Depreciation and amortization		(9,863)	(7,584)	(6,471)
Non-cash items included in segment profits and loss, not including depreciation and amortization		(37,102)	(19,806)	(18,808)
Net financial income and expenses		(6,272)	(3,240)	(4,950)
Income tax (expense) / income		(12,502)	(12,085)	(16,356)
Expenditure for additions to long lived assets		19,608	14,662	29,924
Segment assets		556,975	556,926
Investment in investees		5,086	15,314
Segment liabilities		(269,778)	(280,966)
Operating Segments [Member] | Agency [Member]
Revenue		142,809	140,592	153,006
Equity in earnings of investees		0	0	0
Operating income (loss)		13,547	12,031	11,346
Depreciation and amortization		(773)	(806)	(843)
Non-cash items included in segment profits and loss, not including depreciation and amortization		(7,056)	(5,129)	(3,563)
Net financial income and expenses		(988)	337	(265)
Income tax (expense) / income		(3,109)	(2,975)	(4,031)
Expenditure for additions to long lived assets		2,287	1,243	969
Segment assets		109,253	106,613
Investment in investees		0	0
Segment liabilities		(59,022)	(52,260)
Operating Segments [Member] | Retail and Water [Member]
Revenue		431,597	401,023	368,934
Equity in earnings of investees		0	0	0
Operating income (loss)		13,822	11,835	12,333
Depreciation and amortization		(2,205)	(1,239)	(998)
Non-cash items included in segment profits and loss, not including depreciation and amortization		(12,029)	(9,265)	(6,398)
Net financial income and expenses		274	194	(874)
Income tax (expense) / income		(3,073)	(3,750)	(5,444)
Expenditure for additions to long lived assets		6,899	3,736	3,199
Segment assets		102,515	100,847
Investment in investees		0	0
Segment liabilities		(58,136)	(52,862)
Operating Segments [Member] | Seed and Grain [Member]
Revenue		320,041	305,802	303,797
Equity in earnings of investees		(7,874)	1,783	(164)
Operating income (loss)		5,880	22,037	25,116
Depreciation and amortization		(5,179)	(4,698)	(3,815)
Non-cash items included in segment profits and loss, not including depreciation and amortization		(12,996)	(1,938)	(5,808)
Net financial income and expenses		(5,170)	(2,944)	(2,577)
Income tax (expense) / income		(6,320)	(5,359)	(6,880)
Expenditure for additions to long lived assets		9,401	8,489	24,651
Segment assets		283,402	284,877
Investment in investees		5,086	15,314
Segment liabilities		(111,125)	(137,224)
Operating Segments [Member] | Other Segments [Member]
Revenue		10,906	14,035	15,357
Equity in earnings of investees		0	0	0
Operating income (loss)		(6,111)	(5,779)	(2,578)
Depreciation and amortization		(1,706)	(841)	(815)
Non-cash items included in segment profits and loss, not including depreciation and amortization		(5,021)	(3,474)	(3,039)
Net financial income and expenses		(388)	(827)	(1,234)
Income tax (expense) / income		0	(1)	(1)
Expenditure for additions to long lived assets		1,021	1,194	1,105
Segment assets		61,805	64,589
Investment in investees		0	0
Segment liabilities		(41,495)	(38,620)
Operating Segments [Member] | Reconciliation - Intersegment revenue in Seed & Grain [Member]
Revenue		(45,235)	(39,980)	(34,806)
Operating Segments [Member] | Reconciliation - Regional Corporate [Member]
Revenue	[1]	534	742	1,391
Equity in earnings of investees		0	0	0
Operating income (loss)	[2]	(8,689)	(7,969)	(8,030)
Depreciation and amortization	[3]	(1,947)	(1,676)	(1,359)
Net financial income and expenses	[4]	(4,199)	(1,979)	(3,305)
Income tax (expense) / income	[5]	3,890	3,093	9,394
Expenditure for additions to long lived assets	[6]	2,368	1,356	2,150
Segment assets	[7]	14,208	22,394
Investment in investees	[8]	40	59
Segment liabilities	[9]	(93,438)	(60,155)
Operating Segments [Member] | Reconciliation - Central Corporate [Member]
Revenue		0	1	0
Equity in earnings of investees		0	0	0
Operating income (loss)	[10]	(10,450)	(12,811)	(11,890)
Depreciation and amortization	[11]	(29)	(48)	(118)
Net financial income and expenses	[12]	(4,903)	(4,314)	(5,062)
Income tax (expense) / income		(1)	0	0
Expenditure for additions to long lived assets	[13]	1	2	178
Segment assets	[14]	(34,593)	(32,736)
Investment in investees		0	0
Segment liabilities	[15]	(31,782)	(31,943)
Operating Segments [Member] | External Customers [Member] | Seed and Grain [Member]
Revenue		274,806	265,822	268,991
Operating Segments [Member] | Intersegment [Member] | Seed and Grain [Member]
Revenue		$ 45,235	$ 39,980	$ 34,806

[1]	Mainly Revenue from discontinued operations.
[2]	Included operating loss derived from un-allocated corporate employee expenses, professional service fees, directors’ fees and other general and administrative expenses of the regional headquarter.
[3]	Included depreciation and amortization of un-allocated Corporate fixed assets and intangible assets in regional headquarter.
[4]	Included financial cost on loans for corporate operation and fixed assets in regional headquarter.
[5]	Included income tax credit which not able to allocated to segment, but allocated to regional headquarter.
[6]	Included expenditure for additions of corporate fixed assets in the regional headquarter.
[7]	Included assets held for sale, cash held at bank, deferred tax assets and other assets associated with corporate activities of regional headquarter.
[8]	Included investment in investees that are not related to current existing segments.
[9]	Included bank debt, net defined benefit pension liability, accrual of expense for professional service and other liabilities associated with corporate activities of regional headquarter.
[10]	Included operating loss derived from un-allocated corporate employee expenses, professional service fees, directors’ fees and other general and administrative expenses of Agria’s headquarter.
[11]	Included depreciation and amortization of un-allocated Corporate fixed assets and intangible assets in Agria’s headquarter.
[12]	Included financial cost on loans for corporate operation and fixed assets in Agria’s headquarter.
[13]	Included expenditure for additions of corporate fixed assets in Agria’s headquarter.
[14]	Included cash held at bank and other assets associated with corporate activities of Agria’s headquarter.
[15]	Included bank debt, accrual of expense for professional service and other liabilities associated with corporate activities of Agria’s headquarter.